Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plans, Defined Benefit
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	3.20%	2.80%	4.00%
Expected return on plan assets	3.80%	4.30%	4.10%
Rate of compensation increase	2.70%	2.70%	2.80%
Measurement Date	12/31/2014	12/31/2013	12/31/2012
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.80%	3.50%	4.00%
Health care cost trend	8.50%	8.50%	8.00%
Ultimate health care cost trend	5.00%	5.00%	5.00%
defined benefit plan, ultimate health care cost trend rate years reached	8 years	8 years	7 years
Measurement Date	12/31/2014	12/31/2013	12/31/2012